Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes
Schedule of income tax expense

	For the year ended
	December 31,
	2018	2017
Current income tax expense
Expense for the year	$34.1	$25.1
Adjustment in respect of prior years	6.0	(5.6)
Current income tax expense (recovery)	$40.1	$19.5
Deferred income tax expense (recovery)
Origination and reversal of temporary differences in the current year	(7.7)	15.7
U.S. Tax Reform impact	2.0	7.1
Impact of changes in tax rate	2.9	(0.9)
Change in unrecognized deductible temporary differences	19.0	0.1
Adjustments in respect of prior years	(6.2)	0.6
Other	—	(0.8)
Deferred income tax (recovery) expense	$10.0	$21.8
	$50.1	$41.3

Reconciliation of the provision for income taxes

	2018	2017
Net income before income taxes	$189.1	$236.0
Statutory tax rate	26.6%	26.6%
Tax expense at statutory rate	$50.4	$62.8
Reconciling items:
Change in unrecognized deductible temporary differences	19.0	0.1
Income/expenses not (taxed) deductible	(1.0)	(3.0)
Differences in foreign statutory tax rates	(24.7)	(20.9)
Differences due to changing future tax rates	2.9	(0.9)
U.S. Tax Reform impact	2.0	7.1
Foreign withholding tax	0.6	1.4
Temporary differences subject to initial recognition exemption	1.0	(5.2)
Other	(0.1)	(0.1)
Net income tax expense	$50.1	$41.3

Schedule of income tax (expense) recovery recognized in other comprehensive income (loss)

	2018			2017
			After			After
	Before	Tax	Tax	Before	Tax	Tax
	Tax Loss	Recovery	Loss	Tax Gain	Expense	Gain
Change in market value of available-for-sale investments	$(21.4)	$3.0	$(18.4)	$47.1	$(6.3)	$40.8
Cumulative translation adjustment	(68.3)	—	(68.3)	77.2	—	77.2
Other comprehensive loss	$(89.7)	$3.0	$(86.7)	$124.3	$(6.3)	$118.0
Deferred tax	$—	$3.0	$—	$—	$(6.3)	$—

Schedule of components of deferred income tax assets and liabilities

	2018	2017
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and working interests	$16.2	$5.6
Non-capital loss carry-forwards	1.9	9.5
Other	(0.8)	(0.6)
	$17.3	$14.5

Deferred income tax liabilities:
Taxable temporary differences relating to:
Share issue and debt issue costs	$(3.7)	$(7.1)
Royalty, stream and working interests	74.8	71.1
Non-capital loss carry-forwards	(2.6)	(5.6)
Investments	2.5	5.8
Other	(3.7)	(3.9)
	$67.3	$60.3
Deferred income tax liabilities, net	$50.0	$45.8

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2018	2017
Deferred income tax assets:
Deferred income tax asset to be recovered within 12 months	$0.1	$0.1
Deferred income tax asset to be recovered after more than 12 months	17.2	14.4
	$17.3	$14.5
Deferred income tax liabilities:
Deferred income tax liability to be settled within 12 months	1.0	0.9
Deferred income tax liability to be settled after more than 12 months	66.3	59.4
	$67.3	$60.3
Deferred income tax liabilities, net	$50.0	$45.8

Schedule of movement in net deferred taxes

	2018	2017
Balance, beginning of year	$45.8	$16.2
Recognized in profit/loss	10.0	21.8
Recognized in other comprehensive income (loss)	(3.0)	6.3
Other	(2.8)	1.5
Deferred income tax liabilities, net	$50.0	$45.8

Schedule of non-capital losses

Country	Type	Amount	Expiry Date
Canada	Non-Capital Losses	$17.0	2028-2038

Schedule of deductible temporary differences and unused tax credits for which no deferred tax assets

	2018	2017
Mineral Interests	$50.9	$—
Tax loss	24.8	4.0
	$75.7	$4.0